UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ridley Park Capital LLP

Address:  Brookfield House
          44 Davies Street
          London, W1K 5JA
          England

13F File Number: 028-14168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Bickerstaffe
Title:  Chief Operating Officer
Phone:  +44 (0)20 7529 5202


Signature, Place and Date of Signing:

/s/ Ian Bickerstaffe            London, England               May 16, 2011
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $426,322
                                         (thousands)


List of Other Included Managers:

Form 13F File Number           Name

(1) 028-14169                  Ridley Park Paragon Master Fund Limited



                                              FORM 13F INFORMATION TABLE
                                                  March 31, 2011



COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                                                          VALUE     SHS OR     SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT    PRN CALL   DISCRETION  MGRS    SOLE      SHARED  NONE
--------------                --------------   -----      --------  -------    --- ----   ----------  ----    ----      ------  ----
COCA COLA CO                  COM              191216100   36,487      550,000            DEFINED     1         550,000
COLGATE PALMOLIVE CO          COM              194162103   48,456      600,000     CALL   DEFINED     1         600,000
GOLDMAN SACHS GROUP INC       COM              38141G104   15,860      100,000     CALL   DEFINED     1         100,000
INTEL CORP                    COM              458140100   10,090      500,000     CALL   DEFINED     1         500,000
INTEL CORP                    COM              458140100   42,378    2,100,000            DEFINED     1       2,100,000
JPMORGAN CHASE & CO           COM              46625H100   71,455    1,550,000            DEFINED     1       1,550,000
NIKE INC                      CL B             654106103  113,550    1,500,000     CALL   DEFINED     1       1,500,000
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD   73936B408    6,846      200,000            DEFINED     1         200,000
RIO TINTO PLC                 SPONSORED ADR    767204100   17,780      250,000     CALL   DEFINED     1         250,000
WELLS FARGO & CO NEW          COM              949746101   63,420    2,000,000            DEFINED     1       2,000,000




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